Overview of consolidation scope	12 Months Ended
Dec. 31, 2022
Overview of consolidation scope
Overview of consolidation scope

31.Overview of consolidation scope

The parent company argenx SE is domiciled in the Netherlands. The Company, argenx SE, has two subsidiaries, argenx BV and argenx Benelux BV, based in Belgium. argenx BV has nine subsidiaries. Details of the Company’s consolidated entities at the end of the reporting period are as follows:

Name	Country	Participation
argenx SE	The Netherlands	100.00%
argenx BV	Belgium	100.00%
argenx Benelux BV	Belgium	100.00%
argenx US, Inc.	USA	100.00%
argenx Switzerland, SA	Switzerland	100.00%
argenx Japan KK	Japan	100.00%
argenx France SAS	France	100.00%
argenx Germany GmbH	Germany	100.00%
argenx Canada Inc.	Canada	100.00%
argenx UK Ltd.	United Kingdom	100.00%
argenx Netherlands Services B.V.	The Netherlands	100.00%
argenx Italy S.r.l.	Italy	100.00%